American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
December 31, 2021

Inflation-Adjusted Bond - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 83.4%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	74,984,542	85,412,974
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26	125,209,080	144,927,052
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	71,102,345	85,910,192
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	72,030,662	86,455,200
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	53,433,239	71,024,922
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	35,602,086	45,539,072
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29	38,457,007	53,592,419
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32	3,273,354	4,872,575
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	24,027,102	36,818,914
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	22,425,705	34,757,227
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	91,925,584	116,333,030
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	63,515,980	79,076,342
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	81,462,233	116,427,672
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	59,804,446	77,104,812
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	5,663,297	7,752,038
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	25,846,134	34,969,141
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	15,315,027	21,514,657
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	6,487,109	9,225,598
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	44,316,681	53,741,543
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	45,855,505	54,426,687
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	149,353,036	154,258,180
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23	35,421,066	37,032,265
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(1)	88,573,494	93,139,795
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	91,482,155	97,370,503
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	12,067,220	12,865,554
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	49,172,284	52,428,082
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	14,558,265	15,553,113
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	101,650,673	108,931,457
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	11,514,755	12,320,763
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	70,492,014	76,586,416
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	221,525,903	238,889,271
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	175,534,808	192,849,812
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	87,249,327	94,193,598
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	25,047,442	27,204,667
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	50,110,375	55,141,487
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	565,525	627,730
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	94,164,197	105,418,911
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	2,039,107	2,336,533
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29	64,648,660	74,806,249
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	76,147,456	85,379,851
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	63,770,034	70,830,820
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	99,279,040	111,162,894
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	92,574,235	103,736,334
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	50,582,700	56,907,747
TOTAL U.S. TREASURY SECURITIES (Cost $2,783,307,461)		3,099,854,099
CORPORATE BONDS — 4.7%
Airlines — 0.1%
American Airlines Pass Through Trust, Series 2021-1, Class A, 2.875%, 1/11/36	1,520,000	1,512,110

British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(2)	2,999,712	2,999,511
		4,511,621
Banks — 0.7%
Bank of America Corp., VRN, 3.42%, 12/20/28	4,320,000	4,615,253
Bank of America Corp., VRN, 2.48%, 9/21/36	2,420,000	2,346,737
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(2)	2,934,000	2,884,485
Barclays plc, VRN, 2.28%, 11/24/27	2,885,000	2,891,841
Citigroup, Inc., VRN, 3.52%, 10/27/28	3,336,000	3,581,175
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	2,475,000	2,447,118
US Bancorp, VRN, 2.49%, 11/3/36	3,795,000	3,784,570
Westpac Banking Corp., VRN, 3.02%, 11/18/36	2,106,000	2,084,142
		24,635,321
Capital Markets — 0.6%
Blue Owl Finance LLC, 4.125%, 10/7/51(2)	3,713,000	3,737,277
Deutsche Bank AG, VRN, 2.31%, 11/16/27	3,150,000	3,150,449
FS KKR Capital Corp., 3.125%, 10/12/28	4,760,000	4,739,616
Hercules Capital, Inc., 2.625%, 9/16/26	2,560,000	2,540,016
Main Street Capital Corp., 3.00%, 7/14/26	2,284,000	2,293,092
Morgan Stanley, VRN, 2.48%, 9/16/36	4,420,000	4,260,906
Prospect Capital Corp., 3.44%, 10/15/28	3,540,000	3,409,149
		24,130,505
Consumer Finance — 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	3,266,000	3,314,723
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	1,500,000	1,529,042
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41	841,000	877,560
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(2)	4,301,000	4,223,250
		9,944,575
Diversified Financial Services — 0.3%
Blackstone Private Credit Fund, 2.625%, 12/15/26(2)	3,258,000	3,178,138
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	6,700,000	6,676,881
		9,855,019
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 2.55%, 12/1/33	5,977,000	5,852,696
AT&T, Inc., 3.55%, 9/15/55	3,494,000	3,512,582
British Telecommunications plc, 3.25%, 11/8/29(2)	1,845,000	1,887,957
Verizon Communications, Inc., 1.75%, 1/20/31	5,515,000	5,226,316
Verizon Communications, Inc., 2.65%, 11/20/40	2,321,000	2,209,412
		18,688,963
Electric Utilities — 0.2%
Duke Energy Florida LLC, 1.75%, 6/15/30	2,940,000	2,824,825
Duke Energy Progress LLC, 2.00%, 8/15/31	5,000,000	4,889,852
		7,714,677
Equity Real Estate Investment Trusts (REITs) — 0.4%
Broadstone Net Lease LLC, 2.60%, 9/15/31	1,857,000	1,804,576
CubeSmart LP, 2.25%, 12/15/28	1,693,000	1,694,660
LXP Industrial Trust, 2.375%, 10/1/31	4,860,000	4,668,678
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	1,794,000	1,747,461
Piedmont Operating Partnership LP, 2.75%, 4/1/32	3,182,000	3,118,966
STORE Capital Corp., 2.70%, 12/1/31	1,786,000	1,748,459
		14,782,800
Household Durables — 0.1%
Safehold Operating Partnership LP, 2.85%, 1/15/32	3,942,000	3,868,615
Insurance — 0.4%
Athene Global Funding, 1.99%, 8/19/28(2)	9,000,000	8,752,392
SBL Holdings, Inc., 5.125%, 11/13/26(2)	2,660,000	2,896,513

Stewart Information Services Corp., 3.60%, 11/15/31	4,298,000	4,356,677
		16,005,582
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	2,925,000	3,400,981
Discovery Communications LLC, 4.65%, 5/15/50	2,140,000	2,516,957
ViacomCBS, Inc., 4.20%, 6/1/29	2,465,000	2,742,209
ViacomCBS, Inc., 4.375%, 3/15/43	2,605,000	2,970,418
		11,630,565
Oil, Gas and Consumable Fuels — 0.1%
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	1,950,000	2,057,622
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50	1,018,000	1,086,647
Real Estate Management and Development†
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(2)	1,667,000	1,661,183
Road and Rail — 0.1%
DAE Funding LLC, 1.55%, 8/1/24(2)	2,198,000	2,184,186
Semiconductors and Semiconductor Equipment — 0.2%
Qorvo, Inc., 4.375%, 10/15/29	3,684,000	3,915,631
Qorvo, Inc., 3.375%, 4/1/31(2)	2,596,000	2,646,791
		6,562,422
Software — 0.1%
Oracle Corp., 3.60%, 4/1/40	5,370,000	5,394,713
Specialty Retail — 0.1%
Lowe's Cos., Inc., 2.625%, 4/1/31	5,000,000	5,120,785
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 8.10%, 7/15/36	1,328,000	2,023,804
Dell International LLC / EMC Corp., 8.35%, 7/15/46	559,000	931,336
		2,955,140
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA, 5.125%, 1/15/28(2)	2,970,000	3,083,202
TOTAL CORPORATE BONDS (Cost $177,186,088)		175,874,143
COLLATERALIZED LOAN OBLIGATIONS — 2.6%
Anchorage Capital CLO Ltd., Series 2021-19A, Class B1, VRN, 2.01%, (3-month LIBOR plus 1.85%), 10/15/34(2)	7,000,000	7,009,894
BlueMountain CLO Ltd., Series 2016-2A, Class BR2, VRN, 2.41%, (3-month LIBOR plus 2.25%), 8/20/32(2)	5,050,000	5,057,650
Dryden CLO Ltd., Series 2019-72A, Class CR, VRN, 2.01%, (3-month LIBOR plus 1.85%), 5/15/32(2)	8,450,000	8,445,445
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)	5,000,000	4,975,481
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.70%), 4/15/33(2)	9,500,000	9,503,407
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.17%, (3-month LIBOR plus 2.05%), 4/15/33(2)	5,000,000	5,009,066
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 1.97%, (3-month LIBOR plus 1.85%), 1/15/33(2)	6,850,000	6,857,017
Marathon Clo Ltd., Series 2021-17A, Class B1, VRN, 2.89%, (3-month LIBOR plus 2.68%), 1/20/35(2)	7,575,000	7,582,497
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.56%, (1-month LIBOR plus 1.45%), 10/16/36(2)	11,400,000	11,363,949
OHA Credit Funding Ltd., Series 2020-7A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.70%), 10/19/32(2)	6,150,000	6,153,050
Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, VRN, 1.78%, (3-month LIBOR plus 1.65%), 4/20/34(2)	5,000,000	4,976,901
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 1.93%, (3-month LIBOR plus 1.80%), 1/20/32(2)	10,000,000	10,006,683
THL Credit Wind River Clo Ltd., Series 2019-3A, Class CR, VRN, 2.32%, (3-month LIBOR plus 2.20%), 4/15/31(2)	7,500,000	7,517,744
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.20%, (3-month LIBOR plus 1.07%), 10/20/28(2)	3,070,424	3,069,202
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $97,395,560)		97,527,986
ASSET-BACKED SECURITIES — 2.3%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)	6,915,104	6,840,484
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	1,558,934	1,583,357
Capital Automotive REIT, Series 2021-1A, Class A4 SEQ, 2.76%, 8/15/51(2)	7,200,000	7,138,676
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	9,600,000	9,361,870
Global SC Finance SRL, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(2)	5,997,117	5,934,068

Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)	6,363,005	6,364,905
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)	4,210,338	4,172,939
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)	2,612,182	2,625,429
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)	10,487,711	10,203,757
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	7,347,000	7,308,456
Taco Bell Funding LLC, Series 2021-1A, Class A23 SEQ, 2.54%, 8/25/51(2)	4,375,000	4,291,319
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.83%, 11/17/39(2)	10,800,000	10,468,255
Wendy's Funding LLC, Series 2021-1A, Class A2II SEQ, 2.78%, 6/15/51(2)	6,666,500	6,677,122
TOTAL ASSET-BACKED SECURITIES (Cost $84,002,532)		82,970,637
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(2)	7,950,000	8,081,076
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(2)	9,100,000	9,096,954
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 2.11%, (1-month LIBOR plus 2.00%), 9/15/36(2)	9,200,000	9,140,641
BX Trust , Series 2019-OC11, Class A SEQ, 3.20%, 12/9/41(2)	13,875,000	14,639,232
OPG Trust, Series 2021-PORT, Class E, VRN, 1.64%, (1-month LIBOR plus 1.53%), 10/15/36(2)	12,090,000	11,886,366
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $53,897,213)		52,844,269
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Private Sponsor Collateralized Mortgage Obligations — 1.0%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	114,239	116,054
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	1,122,733	1,129,279
Arroyo Mortgage Trust, Series 2021-1R, Class A2 SEQ, VRN, 1.48%, 10/25/48(2)	3,732,443	3,722,510
Arroyo Mortgage Trust, Series 2021-1R, Class A3 SEQ, VRN, 1.64%, 10/25/48(2)	2,974,291	2,963,576
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 1.05%, (SOFR plus 1.00%), 9/25/31(2)	4,525,000	4,505,482
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	805,496	826,825
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)	1,717,752	1,724,957
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	1,545,929	1,558,148
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3 SEQ, VRN, 1.59%, 7/25/66(2)	8,018,800	7,934,332
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3 SEQ, VRN, 3.03%, 11/25/59(2)	2,723,784	2,722,274
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)	3,911,315	3,859,397
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34	29,240	29,606
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	3,820,610	3,764,800
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	400,486	411,903
		35,269,143
U.S. Government Agency Collateralized Mortgage Obligations†
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.35%, (1-month LIBOR plus 3.25%), 5/25/25	1,396,835	1,412,038
FNMA, Series 2014-C02, Class 2M2, VRN, 2.70%, (1-month LIBOR plus 2.60%), 5/25/24	350,558	355,827
		1,767,865
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,288,140)		37,037,008
TEMPORARY CASH INVESTMENTS — 5.0%
Landesbank Baden-Wuerttemberg, 0.06%, 1/3/22(2)(3)	55,695,000	55,694,651
LMA-Americas LLC, 0.08%, 1/18/22(2)(3)(4)	15,000,000	15,000,000
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00% - 2.375%, 4/30/24 - 5/15/51, valued at $17,564,175), in a joint trading account at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $17,215,965)		17,215,951
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 5/15/41, valued at $58,562,320), at 0.01%, dated 12/31/21, due 1/3/22 (Delivery value $57,414,048)		57,414,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	39,794,901	39,794,901
TOTAL TEMPORARY CASH INVESTMENTS (Cost $185,119,166)		185,119,503
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $3,418,196,160)		3,731,227,645
OTHER ASSETS AND LIABILITIES — (0.4)%		(14,497,004)
TOTAL NET ASSETS — 100.0%		$3,716,730,641

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	1,089	March 2022	$131,743,477	$557,815
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	181	March 2022	$29,039,187	$(375,162)
U.S. Treasury Ultra Bonds	38	March 2022	7,490,750	(151,123)
			$36,529,937	$(526,285)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.29%	1/25/24	$50,000,000	$670	$3,136,786	$3,137,456
CPURNSA	Receive	2.27%	1/26/24	$35,000,000	619	2,213,396	2,214,015
CPURNSA	Receive	1.62%	10/17/24	$27,000,000	(719)	2,534,717	2,533,998
CPURNSA	Receive	2.26%	2/1/25	$30,000,000	683	2,126,245	2,126,928
CPURNSA	Receive	1.45%	3/5/25	$39,000,000	(738)	4,055,835	4,055,097
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	524	533,776	534,300
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	585	1,469,259	1,469,844
CPURNSA	Receive	2.24%	1/11/26	$30,000,000	683	2,348,191	2,348,874
CPURNSA	Receive	2.24%	1/12/26	$50,000,000	805	3,897,381	3,898,186
CPURNSA	Receive	2.22%	1/19/26	$50,000,000	805	3,951,163	3,951,968
CPURNSA	Receive	2.33%	2/2/26	$17,000,000	604	1,242,355	1,242,959
CPURNSA	Receive	2.29%	2/2/26	$50,000,000	805	3,767,736	3,768,541
CPURNSA	Receive	2.30%	2/24/26	$12,000,000	573	881,888	882,461
CPURNSA	Receive	2.30%	2/24/26	$45,000,000	775	3,308,453	3,309,228
CPURNSA	Receive	2.29%	2/24/26	$13,000,000	579	963,081	963,660
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	3,075,701	3,074,926
CPURNSA	Receive	1.98%	8/1/29	$32,000,000	(845)	3,497,877	3,497,032
CPURNSA	Receive	1.79%	10/16/29	$17,500,000	(713)	2,303,096	2,302,383
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(765)	3,214,862	3,214,097
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(738)	2,724,549	2,723,811
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(543)	500,965	500,422
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	549	854,232	854,781
CPURNSA	Receive	1.47%	6/5/30	$10,000,000	608	1,769,859	1,770,467
CPURNSA	Receive	1.92%	8/26/30	$25,000,000	770	3,496,049	3,496,819
CPURNSA	Receive	2.14%	12/16/30	$7,000,000	576	768,775	769,351
					$5,377	$58,636,227	$58,641,604

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$4,500,000	$(351,292)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	(183,968)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	(396,728)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	55,698
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	180,361
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(3,514,740)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(2,349,274)
						$(6,559,943)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $31,676,737.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $378,057,183, which represented 10.2% of total net assets. Of these securities, 2.0% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)The rate indicated is the yield to maturity at purchase.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	3,099,854,099	—
Corporate Bonds	—	175,874,143	—
Collateralized Loan Obligations	—	97,527,986	—
Asset-Backed Securities	—	82,970,637	—
Commercial Mortgage-Backed Securities	—	52,844,269	—
Collateralized Mortgage Obligations	—	37,037,008	—
Temporary Cash Investments	39,794,901	145,324,602	—
	39,794,901	3,691,432,744	—
Other Financial Instruments
Futures Contracts	557,815	—	—
Swap Agreements	—	58,877,663	—
	557,815	58,877,663	—
Liabilities
Other Financial Instruments
Futures Contracts	526,285	—	—
Swap Agreements	—	6,796,002	—
	526,285	6,796,002	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.